FIRST TRUST EXCHANGE-TRADED FUND

                 FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
                 FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
                        FIRST TRUST ISE WATER INDEX FUND
           FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
            FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
              FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND
        FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX(SM) FUND
                 FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND
                        FIRST TRUST S&P REIT INDEX FUND

                       SUPPLEMENT DATED FEBRUARY 14, 2014
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 3, 2013


            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded Fund, with respect to the funds set forth above, the following disclosure is added to the end of the Additional Information section of the Statement of Additional Information, as follows:

            Policy Regarding Investment in Other Investment Companies. Each of First Trust Dow Jones Internet Index(SM) Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Water Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) ABA Community Bank Index Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index(SM) Fund, First Trust NYSE Arca Biotechnology Index Fund and First Trust S&P REIT Index Fund will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.



      PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE